TAX ASSETS AND LIABILITIES - Current tax accounts receivable and payable (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TAX ASSETS AND LIABILITIES
Tax credits	$ 9,815,294	$ 2,532,056
Total	9,815,294	2,532,056
Income tax expense	6,762,267	9,338,612	$ 3,184,965
Total	$ 6,762,267	$ 9,338,612	$ 3,184,965